UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2017

Date of reporting period: October 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 99.3%
Aerospace & Defense — 1.5%
HEICO	160,000	$10,810

Total Aerospace & Defense		10,810

Banks — 15.6%
FCB Financial Holdings, Cl A *	220,000	8,206
First Financial Bankshares	290,000	10,498
International Bancshares	340,000	10,489
LegacyTexas Financial Group	300,000	10,263
Prosperity Bancshares	150,000	8,320
Renasant	290,000	9,785
ServisFirst Bancshares	190,000	10,287
Southside Bancshares	230,000	7,503
Synovus Financial	350,000	11,574
Trustmark	380,000	10,518
United Community Banks	520,000	11,216

Total Banks		108,659

Building & Construction — 2.2%
Beazer Homes USA *	600,000	6,138
TopBuild *	300,000	9,039

Total Building & Construction		15,177

Chemicals — 2.1%
Kraton *	250,000	6,407
Rayonier Advanced Materials	650,000	8,405

Total Chemicals		14,812

Commercial Services — 1.7%
Insperity	160,000	12,032

Total Commercial Services		12,032

Computer Software — 4.3%
Ebix	220,000	12,320
Manhattan Associates *	150,000	7,596
RealPage *	380,000	10,336

Total Computer Software		30,252

Computers & Services — 1.7%
Cardtronics *	240,000	12,000

Total Computers & Services		12,000

Data Processing & Outsourced Services — 1.3%
FTI Consulting *	230,000	8,961

Total Data Processing & Outsourced Services		8,961

E-Commerce — 2.0%
PetMed Express	370,000	7,352
RetailMeNot *	700,000	6,335

Total E-Commerce		13,687

Electrical Utilities — 2.4%
Calpine *	550,000	6,545
El Paso Electric	220,000	10,164

Total Electrical Utilities		16,709

Description	Shares	Value (000)
Electronic Components & Equipment — 1.5%
Tech Data *	135,000	$10,398

Total Electronic Components & Equipment		10,398

Engineering Services — 2.8%
Dycom Industries *	140,000	10,770
MasTec *	300,000	8,565

Total Engineering Services		19,335

Financial Services — 2.7%
FirstCash	240,000	11,328
Westwood Holdings Group	140,000	7,217

Total Financial Services		18,545

Food, Beverage & Tobacco — 5.5%
Cal-Maine Foods	200,000	7,730
Fresh Del Monte Produce	190,000	11,466
National Beverage *	200,000	9,448
Sanderson Farms	110,000	9,898

Total Food, Beverage & Tobacco		38,542

Gas & Natural Gas — 1.7%
Atmos Energy	156,000	11,605

Total Gas & Natural Gas		11,605

Hotels & Lodging — 1.2%
Marriott Vacations Worldwide	130,000	8,265

Total Hotels & Lodging		8,265

Household Products — 1.3%
Helen of Troy *	115,000	9,372

Total Household Products		9,372

Insurance — 6.9%
American National Insurance	80,000	9,373
Amerisafe	200,000	11,120
Infinity Property & Casualty	120,000	9,834
Primerica	170,000	9,299
Universal Insurance Holdings	400,000	8,520

Total Insurance		48,146

Machinery — 1.7%
Alamo Group	180,000	11,686

Total Machinery		11,686

Manufacturing — 1.1%
AZZ	150,000	7,987

Total Manufacturing		7,987

Medical Products & Services — 4.9%
CryoLife	500,000	8,500
Halyard Health *	200,000	6,470
Luminex *	400,000	8,332
US Physical Therapy	190,000	10,811

Total Medical Products & Services		34,113

Metals & Mining — 1.2%
Commercial Metals	550,000	8,641

Total Metals & Mining		8,641

1

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Paper & Paper Products — 2.8%
Neenah Paper	150,000	$11,985
Schweitzer-Mauduit International	200,000	7,382

Total Paper & Paper Products		19,367

Petroleum & Fuel Products — 12.3%
Callon Petroleum *	600,000	7,794
Diamondback Energy *	110,000	10,042
Energen	200,000	10,026
Forum Energy Technologies *	430,000	7,740
Helix Energy Solutions Group *	830,000	7,238
McDermott International *	1,650,000	8,481
Newfield Exploration *	210,000	8,524
Patterson-UTI Energy	400,000	8,992
RPC	560,000	9,671
RSP Permian *	210,000	7,581

Total Petroleum & Fuel Products		86,089

Petroleum Refining — 0.9%
Western Refining	220,000	6,347

Total Petroleum Refining		6,347

Real Estate Investment Trust — 6.1%
American Campus Communities	160,000	8,338
EastGroup Properties	140,000	9,507
Lamar Advertising, Cl A	160,000	10,152
Summit Hotel Properties	600,000	7,794
Whitestone, Cl B	500,000	6,650

Total Real Estate Investment Trust		42,441

Retail — 8.3%
Dave & Buster’s Entertainment *	230,000	9,510
DXP Enterprises *	270,000	5,883
Francesca’s Holdings *	470,000	7,553
Hibbett Sports *	190,000	7,382
Pool	100,000	9,258
Popeyes Louisiana Kitchen *	160,000	8,541
Ruth’s Hospitality Group	620,000	9,827

Total Retail		57,954

Semi-Conductors & Instruments — 1.7%
Cirrus Logic *	220,000	11,875

Total Semi-Conductors & Instruments		11,875

Total Common Stock (Cost $531,646 (000))		693,807

Cash Equivalent (A) — 0.9%
Federated Government Obligations Fund, Cl I, 0.270%	6,035,709	6,036

Total Cash Equivalent (Cost $6,036 (000))		6,036

Total Investments — 100.2% (Cost $537,682 (000)) †		$699,843

Percentages are based on net assets of $698,379 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2016.

Cl — Class

† At October 31, 2016, the tax basis cost of the Fund’s investments was $537,682 (000), and the unrealized appreciation and depreciation were $175,480 (000) and $(13,319) (000), respectively.

As of October 31, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-1700

2

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 53.8%
Aerospace & Defense — 3.1%
Honeywell International
5.300%, 03/01/18	$1,400	$1,477
Orbital ATK
5.500%, 10/01/23	250	260
Rockwell Collins (A)
1.200%, 12/15/16	2,000	2,001
United Technologies
4.500%, 04/15/20	1,000	1,097

Total Aerospace & Defense		4,835

Automotive — 0.3%
General Motors Financial
5.250%, 03/01/26	250	272
Goodyear Tire & Rubber
5.000%, 05/31/26	250	252

Total Automotive		524

Banks — 3.2%
Bank of America MTN (A)
1.936%, 03/22/18	2,000	2,017
JPMorgan Chase
3.300%, 04/01/26	2,000	2,038
1.782%, 01/25/18 (A)	1,000	1,005

Total Banks		5,060

Building & Construction — 1.3%
CRH America
8.125%, 07/15/18	1,300	1,439
PulteGroup
5.500%, 03/01/26	250	260
Standard Industries (B)
5.375%, 11/15/24	250	258

Total Building & Construction		1,957

Cable/Media — 0.5%
AMC Networks
5.000%, 04/01/24	250	253
Charter Communications Operating (B)
4.908%, 07/23/25	250	270
Sirius XM Radio (B)
6.000%, 07/15/24	250	265

Total Cable/Media		788

Chemicals — 0.9%
Blue Cube Spinco
9.750%, 10/15/23	250	294
Dow Chemical
4.250%, 11/15/20	1,000	1,077

Total Chemicals		1,371

Computers & Services — 4.5%
Apple
3.450%, 05/06/24	2,000	2,136
Cisco Systems
3.625%, 03/04/24	2,000	2,167
Diamond 1 Finance (B)
6.020%, 06/15/26	2,500	2,725

Total Computers & Services		7,028

Description	Face Amount (000)	Value (000)
Data Processing & Outsourced Services — 0.2%
Nielsen Finance (B)
5.000%, 04/15/22	$250	$255

Total Data Processing & Outsourced Services		255

Diversified Operations — 0.2%
INVISTA Finance (B)
4.250%, 10/15/19	250	251

Total Diversified Operations		251

Drug Retail — 1.6%
CVS Health
2.875%, 06/01/26	2,500	2,482

Total Drug Retail		2,482

Electrical Utilities — 0.8%
Gulf Power
3.100%, 05/15/22	1,250	1,301

Total Electrical Utilities		1,301

Entertainment — 1.6%
International Game Technology (B)
6.500%, 02/15/25	250	271
Viacom
4.500%, 03/01/21	2,000	2,165

Total Entertainment		2,436

Financial Services — 11.4%
Ally Financial
5.750%, 11/20/25	250	256
American Honda Finance (B)
1.500%, 09/11/17	2,000	2,008
BP Capital Markets (A)
1.487%, 09/26/18	1,550	1,557
Ford Motor Credit
3.000%, 06/12/17	2,000	2,019
Goldman Sachs Group (A)
2.087%, 04/30/18	2,000	2,019
Goldman Sachs Group MTN
6.000%, 06/15/20	2,000	2,260
Innovation Ventures (B)
9.500%, 08/15/19	208	218
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,371
1.300%, 03/12/18	1,000	1,000
MMC Energy Escrow
9.250%, 10/15/20	350	—
Morgan Stanley MTN
5.550%, 04/27/17	970	991
2.162%, 04/25/18 (A)	2,000	2,021
Total Capital International (A)
1.377%, 08/10/18	2,108	2,113

Total Financial Services		17,833

Food, Beverage & Tobacco — 3.5%
Coca-Cola
3.300%, 09/01/21	1,000	1,071
1.150%, 04/01/18	2,000	2,002
Land O’ Lakes (B)
6.000%, 11/15/22	300	331

3

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
Food, Beverage & Tobacco — (continued)
PepsiCo
1.850%, 04/30/20	$2,000	$2,014

Total Food, Beverage & Tobacco		5,418

Gas & Natural Gas — 0.3%
Sabine Pass Liquefaction (B)
5.875%, 06/30/26	250	269
Williams Partners
6.125%, 07/15/22	250	260

Total Gas & Natural Gas		529

Hotels & Lodging — 0.2%
Royal Caribbean Cruises
5.250%, 11/15/22	250	273

Total Hotels & Lodging		273

Household Products — 1.7%
Newell Brands
4.200%, 04/01/26	2,500	2,701

Total Household Products		2,701

Industrials — 2.7%
General Electric MTN
1.680%, 04/15/20 (A)	1,745	1,760
1.058%, 08/07/18 (A)	2,500	2,507

Total Industrials		4,267

Information Technology — 1.3%
Microsoft
3.125%, 11/03/25	2,000	2,096

Total Information Technology		2,096

Insurance — 2.0%
American International Group
4.875%, 06/01/22	2,500	2,792
Genworth Holdings MTN
6.515%, 05/22/18	250	252

Total Insurance		3,044

Manufacturing — 0.3%
ConAgra Foods
1.900%, 01/25/18	500	502

Total Manufacturing		502

Medical Products & Services — 4.3%
AbbVie
3.200%, 05/14/26	2,500	2,459
Amgen
3.625%, 05/22/24	2,000	2,102
Centene
6.125%, 02/15/24	250	266
Humana
7.200%, 06/15/18	1,425	1,554
Tenet Healthcare
6.000%, 10/01/20	250	263

Total Medical Products & Services		6,644

Metals & Mining — 1.7%
Nucor
4.000%, 08/01/23	2,500	2,686

Total Metals & Mining		2,686

Description	Face Amount (000)	Value (000)
Paper & Related Products — 0.1%
Tembec Industries (B)
9.000%, 12/15/19	$250	$199

Total Paper & Related Products		199

Real Estate Investment Trust — 1.9%
GLP Capital
5.375%, 04/15/26	250	266
Welltower
4.250%, 04/01/26	2,500	2,667

Total Real Estate Investment Trust		2,933

Retail — 2.9%
Dollar Tree
5.750%, 03/01/23	250	266
Home Depot
3.750%, 02/15/24	2,000	2,182
International Lease Finance
5.875%, 08/15/22	250	275
L Brands
5.625%, 02/15/22	250	274
Levi Strauss
5.000%, 05/01/25	250	259
Target
5.375%, 05/01/17	1,000	1,022
Toys R Us Property II
8.500%, 12/01/17	250	250

Total Retail		4,528

Semi-Conductors & Instruments — 0.2%
Flex
5.000%, 02/15/23	150	163
Jabil Circuit
4.700%, 09/15/22	150	156

Total Semi-Conductors & Instruments		319

Telecommunication Services — 0.2%
Level 3 Financing
5.375%, 08/15/22	250	257

Total Telecommunication Services		257

Telephones & Telecommunication — 0.3%
GTE
6.840%, 04/15/18	445	476

Total Telephones & Telecommunication		476

Transportation Services — 0.6%
PACCAR Financial MTN (A)
1.435%, 12/06/18	1,000	1,007

Total Transportation Services		1,007

Total Corporate Bonds (Cost $81,742 (000))		84,000

Municipal Bonds — 24.5%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,094
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,126
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,085

4

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — (continued)
City of Austin, Texas, RB
5.086%, 11/15/25	$500	$571
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,738
City of Dallas, Texas, GO
4.660%, 02/15/24	1,000	1,095
City of Dallas, Texas, GO
4.589%, 02/15/21	1,000	1,120
4.489%, 02/15/20	500	550
4.389%, 02/15/19	500	536
City of Lafayette, Louisiana, Ser A, RB, AGM
7.230%, 03/01/34	1,000	1,115
City of New Orleans, Louisiana, GO
2.123%, 09/01/17	2,190	2,206
Clark County School District Finance, RB
5.200%, 06/01/26	2,000	2,095
County of Cumberland, North Carolina, RB
6.100%, 11/01/25	1,000	1,154
County of Guilford, North Carolina, GO
4.641%, 08/01/22	1,000	1,144
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,200
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,211
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,110
5.391%, 07/01/20	400	444
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	1,500	1,631
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,098
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO, SCH BD GTY
5.250%, 09/01/26	1,830	1,943
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
6.080%, 12/15/25	2,500	2,919
Macomb Interceptor Drain District, GO
4.250%, 05/01/21	1,500	1,543
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,034
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,624
Rollins College, RB, AGM
5.750%, 12/01/20 (C)	1,500	1,631
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	1,030
State of Mississippi, GO
1.351%, 11/01/17	1,000	1,005

Description	Face Amount (000)	Value (000)

Municipal Bonds — (continued)
State of Rhode Island, GO
4.663%, 04/01/21	$1,000	$1,107

Total Municipal Bonds (Cost $35,156 (000))		38,159

U.S. Government Mortgage-Backed Obligations —12.7%
FHLMC
5.500%, 08/01/21	70	74
5.500%, 10/01/36	85	96
5.000%, 04/01/22	64	68
5.000%, 04/01/23	30	32
4.500%, 05/01/24	80	86
3.500%, 05/15/25	1,566	1,614
3.000%, 12/01/26	2,691	2,817
FNMA
6.500%, 01/01/32	42	48
6.000%, 08/01/35	157	181
6.000%, 05/01/36	57	66
6.000%, 07/01/36	15	17
5.500%, 06/01/25	172	194
5.500%, 10/01/34	47	53
5.500%, 01/01/36	16	18
5.500%, 02/01/36	35	40
5.500%, 04/01/36	42	48
5.000%, 10/01/18	23	24
5.000%, 12/01/18	20	21
5.000%, 11/01/21	48	50
5.000%, 05/01/38	123	136
4.500%, 07/01/18	29	30
4.500%, 07/01/24	218	234
4.000%, 04/01/31	947	1,015
4.000%, 09/01/31	1,784	1,926
3.500%, 09/01/25	711	749
3.500%, 06/01/26	1,065	1,121
3.500%, 12/01/31	1,819	1,930
3.500%, 02/01/32	2,513	2,666
3.500%, 12/01/41	2,049	2,157
3.000%, 10/01/21	212	221
2.000%, 08/25/36	892	897
GNMA
7.500%, 12/20/29	1	1
6.500%, 03/15/31	6	7
6.500%, 07/15/31	159	183
6.000%, 05/15/28	1	1
6.000%, 09/15/34	128	147
6.000%, 11/15/34	26	30
6.000%, 12/15/34	45	53
5.500%, 01/15/36	278	317
5.500%, 04/15/36	131	149
5.000%, 09/15/17	6	5
5.000%, 12/15/17	11	11
5.000%, 10/15/18	2	2
5.000%, 11/15/18	1	1
5.000%, 01/15/19	57	60
5.000%, 04/15/33	3	3
5.000%, 06/15/33	17	19
5.000%, 04/15/38	163	183
4.500%, 02/15/20	74	76

Total U.S. Government Mortgage-Backed Obligations (Cost $18,798 (000))		19,877

Registered Investment Company — 2.6%
Open-End Fund — 2.6%
BlackRock High Yield Portfolio, Institutional Class	530,058	4,018

5

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
Total Open-End Fund		$4,018

Total Registered Investment Company (Cost $4,242 (000))		4,018

U.S. Treasury Obligation — 1.6%
U.S. Treasury Note
1.625%, 05/15/26	$2,500	2,455

Total U.S. Treasury Obligation (Cost $2,512 (000))		2,455

Cash Equivalent (D) — 4.1%
Federated Government Obligations Fund, Cl I, 0.270%	6,434,669	6,435

Total Cash Equivalent (Cost $6,435 (000))		6,435

Total Investments — 99.3% (Cost $148,885 (000)) †		$154,944

Percentages are based on net assets of $156,037 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at October 31, 2016.
(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2016, the value of these securities amounted to $7,320 (000), representing 4.7% of the net assets.
(C)	Escrowed to Maturity
(D)	The rate reported is the 7-day effective yield as of October 31, 2016.

AGM — Assured Guaranty Municipal

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

SCH BD GTY — School Bond Guaranty

Ser — Series

† At October 31, 2016, the tax basis cost of the Fund’s investments was $148,885 (000), and the unrealized appreciation and depreciation were $6,409 (000) and $(350) (000), respectively.

The following is a list of the level of inputs used as of October 31, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$84,000	$—	$84,000
Municipal Bonds	—	38,159	—	38,159
U.S. Government Mortgage-Backed Obligations	—	19,877	—	19,877
Registered Investment Company	4,018	—	—	4,018
U.S. Treasury Obligation	—	2,455	—	2,455
Cash Equivalent	6,435	—	—	6,435

Total Investments in Securities	$10,453	$144,491	$—	$154,944

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-006-1700

6

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 36.8%
Aerospace & Defense — 0.5%
Orbital ATK
5.500%, 10/01/23	$250	$260

Total Aerospace & Defense		260

Automotive — 1.9%
American Axle & Manufacturing
6.625%, 10/15/22	500	527
General Motors Financial
5.250%, 03/01/26	500	545

Total Automotive		1,072

Banks — 1.0%
JPMorgan Chase (A)(B)
6.750%, 08/29/49	500	555

Total Banks		555

Building & Construction — 3.6%
Cemex Finance (C)
9.375%, 10/12/22	500	546
K Hovnanian Enterprises (C)
7.250%, 10/15/20	500	450
PulteGroup
5.500%, 03/01/26	500	520
Standard Industries (C)
5.375%, 11/15/24	500	517

Total Building & Construction		2,033

Cable/Media — 2.8%
AMC Networks
5.000%, 04/01/24	500	506
Charter Communications Operating (C)
4.908%, 07/23/25	500	539
Sirius XM Radio (C)
6.000%, 07/15/24	500	531

Total Cable/Media		1,576

Chemicals — 1.0%
Blue Cube Spinco
9.750%, 10/15/23	500	588

Total Chemicals		588

Computers & Services — 2.7%
First Data (C)
5.000%, 01/15/24	500	507
Seagate HDD Cayman
4.750%, 01/01/25	500	477
Western Digital (C)
7.375%, 04/01/23	500	547

Total Computers & Services		1,531

Data Processing & Outsourced Services — 0.1%
Nielsen Finance (C)
5.000%, 04/15/22	65	66

Total Data Processing & Outsourced Services		66

Entertainment — 1.9%
Boyd Gaming (C)
6.375%, 04/01/26	500	535

Description	Face Amount (000)	Value (000)
Entertainment — (continued)
International Game Technology (C)
6.500%, 02/15/25	$500	$541

Total Entertainment		1,076

Financial Services — 3.5%
Ally Financial
5.750%, 11/20/25	500	512
Goldman Sachs Group (A)(B)
5.300%, 12/29/49	500	509
Innovation Ventures (C)
9.500%, 08/15/19	460	483
KCG Holdings (C)
6.875%, 03/15/20	500	489
MMC Energy Escrow
9.250%, 10/15/20	500	—

Total Financial Services		1,993

Food, Beverage & Tobacco — 0.9%
Land O’ Lakes (B) (C)
8.000%, 12/29/49	500	528

Total Food, Beverage & Tobacco		528

Gas & Natural Gas — 1.7%
Sabine Pass Liquefaction (C)
5.875%, 06/30/26	500	539
Teekay
8.500%, 01/15/20	500	455

Total Gas & Natural Gas		994

Industrials — 1.0%
General Electric (A)(B)
5.000%, 12/29/49	547	578

Total Industrials		578

Insurance — 0.9%
Prudential Financial (A)
5.375%, 05/15/45	500	520

Total Insurance		520

Machinery — 0.4%
Apex Tool Group (C)
7.000%, 02/01/21	250	228

Total Machinery		228

Medical Products & Services — 2.3%
Centene
6.125%, 02/15/24	500	532
CHS
5.125%, 08/01/21	250	233
Tenet Healthcare
6.000%, 10/01/20	500	527

Total Medical Products & Services		1,292

Mining — 1.0%
FMG Resources (C)
9.750%, 03/01/22	500	580

Total Mining		580

Paper & Related Products — 0.7%
Tembec Industries (C)

7

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)/Shares	Value (000)
Paper & Related Products — (continued)
9.000%, 12/15/19	$500	$398

Total Paper & Related Products		398

Real Estate Investment Trust — 0.9%
GLP Capital
5.375%, 04/15/26	500	531

Total Real Estate Investment Trust		531

Retail — 2.8%
Dollar Tree
5.750%, 03/01/23	500	532
International Lease Finance
5.875%, 08/15/22	500	551
Levi Strauss
5.000%, 05/01/25	500	519

Total Retail		1,602

Semi-Conductors & Instruments — 0.9%
Flex
5.000%, 02/15/23	250	271
Jabil Circuit
4.700%, 09/15/22	250	260

Total Semi-Conductors & Instruments		531

Telecommunication Services — 1.8%
Intelsat Jackson Holdings (C)
8.000%, 02/15/24	500	502
Level 3 Financing
5.375%, 08/15/22	500	514

Total Telecommunication Services		1,016

Telephones & Telecommunication — 0.9%
Frontier Communications
8.750%, 04/15/22	495	489

Total Telephones & Telecommunication		489

Transportation Services — 0.8%
Hertz (C)
5.500%, 10/15/24	500	485

Total Transportation Services		485

Wireless Telecommunication Services — 1.0%
Sprint Communications (C)
7.000%, 03/01/20	500	544

Total Wireless Telecommunication Services		544

Total Corporate Bonds (Cost $20,940 (000))		21,066

Registered Investment Companies — 28.4%
Exchange Traded Funds — 13.9%
Alerian MLP ETF	449,402	5,496
PowerShares Preferred Portfolio	165,124	2,474

Total Exchange Traded Funds		7,970

Open-End Funds — 14.5%
BlackRock Funds II - Floating Rate Income Portfolio, Institutional Class	422,282	4,290
BlackRock High Yield Portfolio, Institutional Class	526,279	3,989

Description	Shares	Value (000)
Open-End Funds — (continued)
Total Open-End Funds		$8,279

Total Registered Investment Companies (Cost $16,211 (000))		16,249

Common Stock — 16.4%
Automotive — 0.3%
Ford Motor	6,610	78
General Motors	2,350	74

Total Automotive		152

Banks — 1.2%
City Holding	1,640	86
New York Community Bancorp	4,293	62
Northwest Bancshares	6,260	98
People’s United Financial	4,848	79
TrustCo Bank NY	12,780	89
Trustmark	3,300	91
United Bankshares	1,984	75
Valley National Bancorp	7,981	79

Total Banks		659

Computers & Services — 0.2%
Comtech Telecommunications	2,749	29
Lexmark International, Cl A	2,470	98

Total Computers & Services		127

Consumer Electronics — 0.2%
Garmin	2,230	108

Total Consumer Electronics		108

Containers & Packaging — 0.2%
Greif, Cl A	2,470	116

Total Containers & Packaging		116

E-Commerce — 0.2%
PetMed Express	4,690	93

Total E-Commerce		93

Electrical Utilities — 1.8%
Ameren	1,825	91
Avista	2,315	96
Consolidated Edison	1,180	89
Duke Energy	1,050	84
Entergy	1,123	83
Exelon	2,395	82
FirstEnergy	2,260	77
Hawaiian Electric Industries	2,540	75
Pinnacle West Capital	1,225	93
PPL	2,345	80
Public Service Enterprise	1,850	78
Southern	1,680	87

Total Electrical Utilities		1,015

Financial Services — 0.1%
Calamos Asset Management, Cl A	6,663	43

Total Financial Services		43

Food, Beverage & Tobacco — 0.5%
Altria Group	1,398	93
Philip Morris International	920	89

8

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Food, Beverage & Tobacco — (continued)
Universal	1,613	$87

Total Food, Beverage & Tobacco		269

Gas & Natural Gas — 0.2%
Northwest Natural Gas	1,745	103

Total Gas & Natural Gas		103

Household Products — 0.1%
Tupperware Brands	1,370	81

Total Household Products		81

Industrials — 0.2%
Cummins	840	107

Total Industrials		107

Insurance — 0.2%
Safety Insurance Group	1,409	95

Total Insurance		95

Medical Products & Services — 0.2%
Meridian Bioscience	4,230	70
Quality Systems *	4,350	56

Total Medical Products & Services		126

Paper & Paper Products — 0.1%
Schweitzer-Mauduit International	2,168	80

Total Paper & Paper Products		80

Petroleum & Fuel Products — 0.4%
Chevron	900	94
ConocoPhillips	1,519	66
Helmerich & Payne	1,370	87

Total Petroleum & Fuel Products		247

Petroleum Refining — 0.2%
Valero Energy	1,500	89

Total Petroleum Refining		89

Pharmaceuticals — 0.1%
Pfizer	2,210	70

Total Pharmaceuticals		70

Real Estate Investment Trust — 9.2%
Apple Hospitality	5,730	103
Brandywine Realty Trust	6,770	105
Care Capital Properties	4,052	108
CBL & Associates Properties	10,850	116
Columbia Property Trust	5,070	107
Communications Sales & Leasing	4,270	121
Corporate Office Properties Trust	3,925	105
Corrections Corp of America	3,125	45
DDR	6,110	93
DiamondRock Hospitality	11,910	109
Digital Realty Trust	1,110	104
DuPont Fabros Technology	2,480	101
EastGroup Properties	1,640	111
EPR Properties	1,490	108
Gaming and Leisure Properties	3,190	105
GEO Group	3,165	76
HCP	3,200	110

Description	Shares	Value (000)
Real Estate Investment Trust — (continued)
Healthcare Realty Trust	3,315	$106
Healthcare Trust of America, Cl A	3,490	107
Highwoods Properties	5	—
Hospitality Properties Trust	4,115	113
Host Hotels & Resorts	6,900	107
Iron Mountain	2,850	96
Kite Realty Group Trust	3,890	97
Lamar Advertising, Cl A	1,640	104
LaSalle Hotel Properties	4,610	109
Lexington Realty Trust	11,150	113
Liberty Property Trust	2,815	114
Medical Properties Trust	7,215	101
National Retail Properties	2,350	107
NorthStar Realty Finance	8,000	116
Omega Healthcare Investors	3,325	106
Outfront Media	4,780	103
Pebblebrook Hotel Trust	4,190	102
Piedmont Office Realty Trust, Cl A	5,320	109
Potlatch	3,060	117
Rayonier	4,070	109
Realty Income	1,755	104
Retail Properties of America, Cl A	6,690	104
RLJ Lodging Trust	5,240	103
Ryman Hospitality Properties	2,180	110
Senior Housing Properties Trust	5,610	119
Spirit Realty Capital	9,250	110
Sunstone Hotel Investors	8,830	111
Ventas	1,590	108
Washington Prime Group	10,440	110
Washington Real Estate Investment Trust	3,575	105
Welltower	1,525	104
Weyerhaeuser	3,360	101
WP Carey	1,640	100
Xenia Hotels & Resorts	6,650	104

Total Real Estate Investment Trust		5,256

Retail — 0.5%
GameStop, Cl A	2,620	63
GATX	1,800	79
Guess?	3,980	53
Mattel	3,360	106

Total Retail		301

Telephones & Telecommunication — 0.4%
AT&T	2,305	85
CenturyLink	2,735	72
Verizon Communications	1,640	79

Total Telephones & Telecommunication		236

Total Common Stock (Cost $8,522 (000))		9,373

Preferred Stock — 14.9%
Banks — 0.9%
Citigroup 6.300% (B)	20,000	530

Total Banks		530

Electrical Utilities — 1.8%
Entergy New Orleans 5.500%, 04/01/2066	20,000	526
Southern 5.250%, 10/01/2076	20,000	498

Total Electrical Utilities		1,024

9

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Financial Services — 2.6%
Morgan Stanley 6.875% (A)(B)	20,000	$581
PPL Capital Funding 5.900%, 04/30/2073	22,900	597
State Street 5.900% (A)(B)	10,000	281

Total Financial Services		1,459

Gas & Natural Gas — 0.9%
Teekay LNG Partners 9.000% (B)	20,000	493

Total Gas & Natural Gas		493

Insurance — 1.8%
AmTrust Financial Services 7.500% (B)	20,000	516
Maiden Holdings North America
8.000%, 03/27/2042	19,000	489

Total Insurance		1,005

Internet — 0.9%
eBay 6.000%, 02/01/2056	20,000	531

Total Internet		531

Pipelines — 0.9%
NuStar Logistics 7.625%, 01/15/2043 (A)	19,490	499

Total Pipelines		499

Real Estate Investment Trust — 2.7%
DDR 6.250% (B)	20,000	514
Digital Realty Trust 5.875% (B)	20,000	515
Public Storage 5.400% (B)	20,000	516

Total Real Estate Investment Trust		1,545

Telephones & Telecommunication — 0.9%
Qwest 6.125%, 06/01/2053	20,000	505

Total Telephones & Telecommunication		505

Transportation Services — 0.7%
Costamare 7.625% (B)	20,000	400

Total Transportation Services		400

Wireless Telecommunication Services — 0.9%
United States Cellular 7.250%, 12/01/2063	20,000	523

Total Wireless Telecommunication Services		523

Total Preferred Stock (Cost $8,322 (000))		8,514

Cash Equivalent (D) — 3.0%
Federated Government Obligations Fund, Cl I, 0.270%	1,689,820	1,690

Total Cash Equivalent (Cost $1,690 (000))		1,690

Total Investments — 99.5% (Cost $55,685 (000)) †		$56,892

Percentages are based on net assets of $57,174 (000).

*	Non-income producing security.
(A)	Variable Rate Security — The rate reported is the rate in effect at October 31, 2016.
(B)	Perpetual Maturity
(C)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2016, the value of these securities amounted to $9,555 (000), representing 16.7% of the net assets.
(D)	The rate reported is the 7-day effective yield as of October 31, 2016.

Cl — Class

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

† At October 31, 2016, the tax basis cost of the Fund’s investments was $55,685 (000), and the unrealized appreciation and depreciation were $2,053 (000) and $(846) (000), respectively.

The following is a list of the level of inputs used as of October 31, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$21,066	$—	$21,066
Registered Investment Companies	16,249	—	—	16,249
Common Stock	9,373	—	—	9,373
Preferred Stock	4,381	4,133	—	8,514
Cash Equivalent	1,690	—	—	1,690

Total Investments in Securities	$31,693	$25,199	$—	$56,892

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-0900

10

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 90.1%
Australia — 0.9%
BHP Billiton ADR	70,983	$2,486

Total Australia		2,486

Austria — 5.6%
Conwert Immobilien Invest	201,239	3,565
Erste Group Bank	135,796	4,259
Schoeller-Bleckmann Oilfield Equipment	48,195	3,408
Voestalpine	108,076	3,818

Total Austria		15,050

Brazil — 1.4%
Banco Bradesco ADR	356,274	3,709

Total Brazil		3,709

Canada — 2.5%
Magna International	99,332	4,081
Rogers Communications, Cl B	62,933	2,532

Total Canada		6,613

China — 2.1%
Anhui Conch Cement, Cl H	1,017,000	2,819
BYD, Cl H	421,000	2,769

Total China		5,588

Colombia — 1.3%
Bancolombia ADR	89,292	3,418

Total Colombia		3,418

Czech Republic — 0.9%
Komercni Banka	65,860	2,409

Total Czech Republic		2,409

France — 4.2%
Safran	52,512	3,605
Societe Generale	80,466	3,137
Sodexo	38,565	4,473

Total France		11,215

Germany — 1.3%
Continental	18,631	3,565

Total Germany		3,565

Hong Kong — 3.4%
China Life Insurance, Cl H	2,210,000	5,489
Orient Overseas International	655,700	2,456
Shanghai Fosun Pharmaceutical Group, Cl H	403,200	1,240

Total Hong Kong		9,185

India — 4.2%
HDFC Bank ADR	88,238	6,246
ICICI Bank ADR	624,266	5,175

Total India		11,421

Description	Shares	Value (000)
Indonesia — 1.0%
Indofood Sukses Makmur	4,321,200	$2,815

Total Indonesia		2,815

Ireland — 2.9%
Shire	139,462	7,917

Total Ireland		7,917

Italy — 1.8%
Prysmian	197,002	4,896

Total Italy		4,896

Japan — 6.1%
Denso	180,000	7,820
Hitachi	644,000	3,427
Secom	71,000	5,123

Total Japan		16,370

Mexico — 1.5%
Grupo Financiero Banorte, Cl O	668,100	3,961

Total Mexico		3,961

Netherlands — 0.9%
Royal Dutch Shell, Cl A	94,875	2,362

Total Netherlands		2,362

Norway — 5.1%
DNB	441,263	6,391
Norsk Hydro	764,255	3,422
StatoilHydro ADR	237,996	3,865

Total Norway		13,678

Panama — 2.3%
Carnival	126,547	6,213

Total Panama		6,213

Singapore — 2.1%
DBS Group Holdings	307,000	3,309
United Industrial	1,215,000	2,374

Total Singapore		5,683

South Korea — 3.2%
Hyundai Mobis	18,455	4,419
Samsung Electronics	2,861	4,098

Total South Korea		8,517

Spain — 4.2%
Abertis Infraestructuras	209,560	3,107
Amadeus IT Group, Cl A	175,298	8,263

Total Spain		11,370

Sweden — 1.3%
Getinge, Cl B	219,439	3,600

Total Sweden		3,600

Switzerland — 5.6%
Credit Suisse Group ADR	247,414	3,439
Novartis ADR	76,427	5,428

11

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
Switzerland — (continued)
Roche Holding	26,651	$6,131

Total Switzerland		14,998

Taiwan — 5.0%
Advanced Semiconductor Engineering	3,104,000	3,649
Hon Hai Precision Industry	2,069,100	5,593
Taiwan Semiconductor Manufacturing	732,000	4,372

Total Taiwan		13,614

Turkey — 1.3%
Akbank	1,340,975	3,581

Total Turkey		3,581

United Kingdom — 8.9%
Barclays	2,595,723	6,030
Diageo	223,193	5,939
HSBC Holdings	652,988	4,913
ITV	1,768,593	3,682
Rio Tinto ADR	102,449	3,570

Total United Kingdom		24,134

United States — 9.2%
Core Laboratories	58,367	5,660
Everest Re Group	26,454	5,384
ICON *	123,078	9,881
Teva Pharmaceutical Industries ADR	93,024	3,976

Total United States		24,901

Total Common Stock (Cost $205,841 (000))		243,269

Registered Investment Companies — 3.4%
Exchange Traded Funds — 3.4%
iShares MSCI EAFE Index Fund	108,194	6,256
iShares MSCI Emerging Markets ETF	76,625	2,846

Total Exchange Traded Funds		9,102

Total Registered Investment Companies (Cost $8,861 (000))		9,102

Cash Equivalents (A) — 1.3%
Federated Government Obligations Fund, Cl I, 0.270%	2,561,987	2,562
Dreyfus Government Cash Management, Cl I, 0.280%	980,031	980

Total Cash Equivalents (Cost $3,542 (000))		3,542

Total Investments — 94.8% (Cost $218,244 (000)) †		$255,913

Percentages are based on net assets of $269,857 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2016.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

† At October 31, 2016, the tax basis cost of the Fund’s investments was $218,244 (000), and the unrealized appreciation and depreciation were $50,754 (000) and $(13,085) (000), respectively.

As of October 31, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-1700

12

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND

Description	Shares	Value (000)

Registered Investment Companies — 90.3%
Exchange Traded Funds — 90.3%
Barclays International Treasury Bond SPDR ETF	3,960	$109
First Trust North American Energy Infrastructure ETF	1,580	39
iShares 20+ Year Treasury Bond ETF	400	53
iShares Commodities Select Strategy ETF	7,170	233
iShares Core S&P 500 ETF	1,775	378
iShares Core U.S. Aggregate Bond ETF	2,760	307
iShares iBoxx High Yield Fund ETF	870	75
iShares iBoxx Investment Grade Corporate Bond ETF	942	114
iShares MSCI EAFE Index Fund	3,920	227
iShares MSCI EAFE Small-Capital ETF	1,430	73
iShares MSCI Emerging Markets ETF	7,060	262
iShares MSCI Frontier 100 ETF	3,020	75
iShares MSCI Global Gold Miners ETF	1,335	14
iShares Russell 2000 ETF	1,610	191
iShares U.S. Preferred Stock ETF	465	18
PowerShares Senior Loan Portfolio ETF	4,940	115
S&P Emerging Markets SmallCap SPDR ETF	1,635	70
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	7,810	147
Vanguard Global ex-U.S. Real Estate ETF	495	26

Total Exchange Traded Funds		2,526

Total Registered Investment Companies (Cost $2,463 (000))		2,526

Cash Equivalent (A) — 9.7%
Federated Government Obligations Fund, Cl I, 0.270%	270,854	271

Total Cash Equivalent (Cost $271 (000))		271

Total Investments — 100.0% (Cost $2,734 (000)) †		$2,797

Percentages are based on net assets of $2,797 (000).

(A)	The rate reported is the 7-day effective yield as of October 31, 2016.

Cl — Class

EAFE — Europe, Australasia and the Far East

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

† At October 31, 2016, the tax basis cost of the Fund’s investments was $2,734 (000), and the unrealized appreciation and depreciation were $66 (000) and $(3) (000), respectively.

As of October 31, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-013-0300

13

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)

Common Stock — 75.1%
Aerospace & Defense — 1.6%
Honeywell International	19,000	$2,084

Total Aerospace & Defense		2,084

Airlines — 1.5%
Southwest Airlines	50,000	2,002

Total Airlines		2,002

Banks — 3.1%
Bank of Hawaii	27,000	2,029
First Horizon National	130,000	2,004

Total Banks		4,033

Broadcasting, Newspapers and Advertising — 1.6%
Scripps Networks Interactive, Cl A	32,000	2,059

Total Broadcasting, Newspapers and Advertising		2,059

Building & Construction — 1.3%
Lennox International	12,000	1,751

Total Building & Construction		1,751

Cable/Media — 3.4%
Cable One	4,000	2,307
Comcast, Cl A	34,000	2,102

Total Cable/Media		4,409

Chemicals — 0.0%
AdvanSix *	760	12

Total Chemicals		12

Computer Software — 3.2%
Citrix Systems *	24,000	2,035
Synopsys *	36,000	2,135

Total Computer Software		4,170

Computers & Services — 4.9%
CoreLogic *	52,000	2,213
Microsoft	37,000	2,217
Motorola Solutions	28,000	2,032

Total Computers & Services		6,462

Data Processing & Outsourced Services — 3.0%
Equifax	16,000	1,984
Fiserv *	20,000	1,970

Total Data Processing & Outsourced Services		3,954

E-Commerce — 1.5%
Priceline Group *	1,300	1,916

Total E-Commerce		1,916

Electrical Components & Equipment — 1.4%
Belden	29,000	1,880

Total Electrical Components & Equipment		1,880

Entertainment — 1.6%
Twenty-First Century Fox, Cl A	80,000	2,102

Total Entertainment		2,102

Description	Shares	Value (000)
Entertainment & Gaming — 1.5%
Activision Blizzard	45,000	$1,943

Total Entertainment & Gaming		1,943

Environmental Services — 1.5%
Waste Management	31,000	2,035

Total Environmental Services		2,035

Financial Services — 2.9%
Intercontinental Exchange	7,000	1,893
MSCI, Cl A	24,000	1,924

Total Financial Services		3,817

Food, Beverage & Tobacco — 1.5%
Constellation Brands, Cl A	12,000	2,005

Total Food, Beverage & Tobacco		2,005

Hotels & Lodging — 1.5%
Marriott International, Cl A	29,000	1,992

Total Hotels & Lodging		1,992

Industrials — 1.3%
Danaher	22,000	1,728

Total Industrials		1,728

Information Technology — 1.5%
VeriSign *	24,000	2,016

Total Information Technology		2,016

Insurance Brokers — 4.6%
Arthur J Gallagher	42,000	2,026
Brown & Brown	54,000	1,990
Marsh & McLennan	33,000	2,092

Total Insurance Brokers		6,108

Machinery — 2.9%
IDEX	22,000	1,901
Illinois Tool Works	17,000	1,931

Total Machinery		3,832

Manufacturing — 2.8%
Acuity Brands	8,000	1,789
Post Holdings *	24,000	1,830

Total Manufacturing		3,619

Medical Products & Services — 6.6%
Becton Dickinson and	12,000	2,015
Edwards Lifesciences *	16,000	1,524
Medtronic	23,000	1,886
VCA *	29,000	1,782
Waters *	11,000	1,531

Total Medical Products & Services		8,738

Paper & Paper Products — 1.3%
Avery Dennison	25,000	1,745

Total Paper & Paper Products		1,745

Real Estate Investment Trust — 3.0%
Equinix	6,000	2,144

14

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)
Real Estate Investment Trust — (continued)
Simon Property Group	10,000	$1,859

Total Real Estate Investment Trust		4,003

Retail — 5.9%
Home Depot	16,000	1,952
Pool	21,000	1,944
TJX	26,000	1,918
Ulta Salon Cosmetics & Fragrance *	8,000	1,947

Total Retail		7,761

Semi-Conductors & Instruments — 6.4%
Applied Materials	70,000	2,035
Broadcom	13,000	2,214
Microchip Technology	34,000	2,059
Texas Instruments	30,000	2,125

Total Semi-Conductors & Instruments		8,433

Telecommunication Services — 1.6%
Facebook, Cl A *	16,000	2,096

Total Telecommunication Services		2,096

Total Common Stock (Cost $84,801 (000))		98,705

Registered Investment Companies — 23.5%
Exchange Traded Funds — 23.5%
Consumer Discretionary Select Sector SPDR Fund	110,000	8,591
Consumer Staples Select Sector SPDR Fund	38,000	2,007
Financial Select Sector SPDR Fund	185,000	3,652
Health Care Select Sector SPDR Fund	105,000	7,073
Industrial Select Sector SPDR Fund	34,000	1,945
Materials Select Sector SPDR Fund	84,000	3,927
Real Estate Select Sector SPDR Fund	56,000	1,733
Technology Select Sector SPDR Fund	41,000	1,944

Total Exchange Traded Funds		30,872

Total Registered Investment Companies (Cost $31,215 (000))		30,872

Cash Equivalent (A) — 1.1%
Federated Government Obligations Fund, Cl I, 0.270%	1,492,216	1,492

Total Cash Equivalent (Cost $1,492 (000))		1,492

Total Investments — 99.7% (Cost $117,508 (000)) †		$131,069

Percentages are based on net assets of $131,476 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2016.

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

SPDR — Standard & Poor’s Depository Receipts

† At October 31, 2016, the tax basis cost of the Fund’s investments was $117,508 (000), and the unrealized appreciation and depreciation were $14,301 (000) and $(740) (000), respectively.

As of October 31, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-004-1700

15

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 91.9%
Australia — 9.0%
Australian Pharmaceutical Industries	15,700	$23
Aveo Group, Cl Miscellaneous	96,400	236
BlueScope Steel	5,500	33
HFA Holdings	75,200	131
RCG	27,700	31
Resolute Mining	22,300	26
Sandfire Resources NL	10,100	40
Sirtex Medical	1,700	36
Steadfast Group	20,200	33
TPG Telecom	7,600	44
Villa World	24,500	42
Vita Group	15,500	48
Vocus Communications	15,700	68

Total Australia		791

Belgium — 0.8%
AGFA-Gevaert *	16,600	69

Total Belgium		69

Canada — 4.9%
Alacer Gold *	11,400	23
Alaris Royalty	14,400	211
Centerra Gold	8,900	44
Fiera Capital, Cl A	3,100	28
High Arctic Energy Services	7,600	26
Kirkland Lake Gold *	4,900	34
Lucara Diamond	12,300	35
Supremex	8,100	35

Total Canada		436

France — 4.7%
Air France-KLM *	14,300	87
Derichebourg	10,700	34
Faurecia	500	18
Groupe Fnac *	2,000	137
Ipsen	700	48
Nexans	700	40
Nicox *	3,200	26
Technicolor	5,000	29

Total France		419

Germany — 3.6%
AURELIUS Equity Opportunities & KGaA	3,408	202
Homag Group	1,842	84
PATRIZIA Immobilien *	1,579	33

Total Germany		319

Description	Shares	Value (000)
Hong Kong — 4.5%
Hutchison Telecommunications Hong Kong Holdings	81,000	$26
PCCW	101,000	60
Skyworth Digital Holdings	289,000	188
SmarTone Telecommunications Holdings	34,000	51
Tianneng Power International	79,000	71

Total Hong Kong		396

Ireland — 0.5%
Paddy Power Betfair	400	41

Total Ireland		41

Israel — 0.3%
Reit 1	9,705	29

Total Israel		29

Italy — 1.7%
Ascopiave	12,000	35
DiaSorin	1,800	111

Total Italy		146

Japan — 28.9%
Aisan Industry	6,900	56
Calsonic Kansei	2,000	25
Canon Electronics	10,400	162
Central Glass	5,000	21
Chudenko	2,000	42
Daiwabo Holdings	11,000	27
Diamond Dining	1,700	18
Geo Holdings	4,300	55
G-Tekt	2,600	49
Hakuto	3,700	34
Hosokawa Micron	7,300	46
Inaba Denki Sangyo	600	22
Ishihara Sangyo Kaisha *	2,000	15
Jafco	900	30
Janome Sewing Machine *	6,400	47
JVC Kenwood	78,400	212
Kanematsu Electronics	1,800	36
Kasai Kogyo	11,200	127
Kawai Musical Instruments Manufacturing	2,000	39
Kyowa Exeo	7,400	111
Meiko Electronics	9,600	34
Mitsubishi Steel Manufacturing	16,000	29
NEC Networks & System Integration	1,000	18
Nichireki	5,400	43
Nippon Light Metal Holdings	15,200	35
Nippon Road	12,000	49

16

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Japan — (continued)
Nissin	19,000	$63
Nittetsu Mining	1,400	59
PanaHome	3,000	22
Punch Industry	4,600	39
San-Ai Oil	8,900	63
Sanyo Denki	12,500	81
Sanyo Special Steel	34,900	178
Sekisui Plastics	5,000	37
Shinagawa Refractories	5,400	12
Shin-Etsu Polymer	9,600	65
Shinko Plantech	9,900	74
Shizuoka Gas	4,800	38
SKY Perfect JSAT Holdings	7,600	38
Tatsuta Electric Wire and Cable	5,200	21
Tokai Rika	800	15
Tokyo Tekko	8,000	35
Toyo Kohan	4,300	13
Unipres	900	17
YAMABIKO	4,400	44
Yamazen	4,800	38
Yorozu	9,800	154
Yurtec	8,000	59

Total Japan		2,547

Netherlands — 0.5%
AMG Advanced Metallurgical Group	2,300	46

Total Netherlands		46

Norway — 6.3%
AF Gruppen	9,000	159
Grieg Seafood	35,500	312
Norway Royal Salmon	2,100	47
Subsea 7	3,200	36

Total Norway		554

Portugal — 0.2%
Altri SGPS	5,300	18

Total Portugal		18

Singapore — 5.3%
Best World International	29,000	30
China Aviation Oil Singapore	32,000	33
Mapletree Industrial Trust	179,900	223
Valuetronics Holdings	90,000	32
Yanlord Land Group	153,900	153

Total Singapore		471

South Korea — 1.2%
Daehan Steel	2,990	24
Korea Petrochemical Industries	210	38

Description	Shares	Value (000)
South Korea — (continued)
Poongsan	1,320	$40

Total South Korea		102

Spain — 1.1%
Gamesa Tecnologica	4,300	99

Total Spain		99

Sweden — 4.1%
Boliden	1,000	23
Fastighets Balder, Cl B *	9,200	209
Orexo *	6,000	31
Probi	2,300	103

Total Sweden		366

Switzerland — 1.5%
Lonza Group	715	135

Total Switzerland		135

United Kingdom — 12.5%
Amino Technologies	23,400	44
Beazley	37,400	167
Centamin	17,000	33
Clinigen Group	22,000	199
Conviviality	40,900	103
Dunelm Group	2,800	26
GVC Holdings *	19,200	164
Indivior	10,800	42
Melrose Industries	21,800	45
Plus500	3,500	26
Rank Group	44,700	106
Segro	3,300	18
Spirent Communications	98,800	99
Synthomer	6,400	28

Total United Kingdom		1,100

United States — 0.3%
Orbotech *	1,000	27

Total United States		27

Total Common Stock (Cost $8,091 (000))		8,111

Cash Equivalents (A) — 7.9%
Dreyfus Government Cash Management, Cl I 0.280%	290,457	290

17

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Federated Government Obligations Fund, Cl I, 0.270%	408,747	$409

Total Cash Equivalents (Cost $699 (000))		699

Total Investments — 99.8% (Cost $8,790 (000)) †		$8,810

Percentages are based on net assets of $8,829 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2016.

Cl — Class

† At October 31, 2016, the tax basis cost of the Fund’s investments was $8,790 (000), and the unrealized appreciation and depreciation were $680 (000) and $(660) (000), respectively.

The following is a list of the level of inputs used as of October 31, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$791	$—	$—	$791
Belgium	69	—	—	69
Canada	436	—	—	436
France	419	—	—	419
Germany	319	—	—	319
Hong Kong	396	—	—	396
Ireland	41	—	—	41
Israel	29	—	—	29
Italy	146	—	—	146
Japan	2,420	127	—	2,547
Netherlands	46	—	—	46
Norway	554	—	—	554
Portugal	18	—	—	18
Singapore	471	—	—	471
South Korea	102	—	—	102
Spain	99	—	—	99
Sweden	366	—	—	366
Switzerland	135	—	—	135
United Kingdom	1,100	—	—	1,100
United States	27	—	—	27

Total Common Stock	7,984	127	—	8,111

Cash Equivalents	699	—	—	699

Total Investments in Securities	$8,683	$127	$—	$8,810

† Represents securities trading outside the United States, the values of which were adjusted as a result of foreign market closure.

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

During the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-014-0300

18

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 89.6%

Louisiana — 89.6%
Central Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	$150	$163
Desoto Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	370	383
East Ouachita Parish School District, Ser A, GO
Callable 03/01/25 @ 100
4.000%, 03/01/26	100	112
Iberia Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	275	289
Lafayette Consolidated Government, RB, AGM
Callable 11/01/25 @ 100
3.750%, 11/01/31	50	52
Lafayette, Consolidated Government, RB
Callable 11/01/20 @ 100
4.750%, 11/01/35	200	222
Lafayette, Parish Law Enforcement District, Limited Tax, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	280	286
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	300	317
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC
Pre-Refunded @ 100
4.500%, 06/01/17 (A)	150	153
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	300	321
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/41	325	363
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	200	209

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	$350	$408
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
Callable 11/01/25 @ 100
5.000%, 11/01/32	250	297
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/40	210	228
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	190
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL
Pre-Refunded @ 100
5.500%, 06/01/17 (A)	25	26
Louisiana, State Gasoline & Fuels Tax Revenue, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/37	165	185
Louisiana, State Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100
4.500%, 08/15/43	350	383
Louisiana, State University & Agricultural & Mechanical College, Auxiliary, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/35	100	112
Parish of Ascension Louisiana, RB, AGM
Callable 04/01/18 @ 100
3.250%, 04/01/35	315	316
Parish of St. John the Baptist Louisiana, GO
Callable 03/01/25 @ 100
3.500%, 03/01/30	110	115
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	125
St. Charles Parish School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	300	304

19

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Louisiana — (continued)
St. Martin Parish School Board, GO, AGM
Callable 03/01/21 @ 100
5.000%, 03/01/31	$100	$113
St. Tammany Parish Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	266
St. Tammany Parish Recreation District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	275	294
Tangipahoa Parish, Water District Project, RB, AMBAC
Callable 04/01/17 @ 100
4.375%, 04/01/47	350	353
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB
Callable 04/01/20 @ 100
5.000%, 04/01/28	150	164
Terrebonne Parish, Sales & Use Tax Project, RB, AGM
Callable 04/01/21 @ 100
5.250%, 04/01/36	100	113
Town of Livingston Louisiana, RB
Pre-Refunded @ 100
5.300%, 08/01/21 (A)	250	297
West Ouachita Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	290	309
Zachary Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	208

Total Louisiana		7,676

Total Municipal Bonds (Cost $7,165 (000))		7,676

Cash Equivalent (B) — 9.7%
Federated Government Obligations Fund, Cl I, 0.270%	827,438	827

Total Cash Equivalent (Cost $827 (000))		827

Total Investments — 99.3% (Cost $7,992 (000)) †		$8,503

Percentages are based on net assets of $8,562 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of October 31, 2016.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

† At October 31, 2016, the tax basis cost of the Fund’s investments was $7,992 (000), and the unrealized appreciation and depreciation were $515 (000) and $(4) (000), respectively.

The following is a list of the level of inputs used as of October 31, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$7,676	$—	$7,676
Cash Equivalent	827	—	—	827

Total Investments in Securities	$827	$7,676	$—	$8,503

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-1200

20

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Common Stock — 98.6%
Agriculture — 1.4%
American Vanguard	6,435	$98

Total Agriculture		98

Automotive — 3.0%
Stoneridge *	6,300	94
Winnebago Industries	4,050	115

Total Automotive		209

Banks — 7.6%
Enterprise Financial Services	3,255	108
First Community Bancshares	4,620	105
First Defiance Financial	2,249	89
OFG Bancorp	9,950	106
Pacific Continental	6,800	116

Total Banks		524

Beauty Products — 1.2%
Natural Health Trends	3,705	86

Total Beauty Products		86

Broadcasting, Newspapers and Advertising — 1.4%
Entercom Communications, Cl A	7,500	99

Total Broadcasting, Newspapers and Advertising		99

Building & Construction — 2.7%
Insteel Industries	3,200	86
Taylor Morrison Home, Cl A *	5,800	99

Total Building & Construction		185

Casinos & Gaming — 1.5%
Monarch Casino & Resort *	4,306	102

Total Casinos & Gaming		102

Chemicals — 7.4%
Chase	1,575	108
Ciner Resources (A)	3,420	103
Core Molding Technologies *	6,550	114
Hawkins	2,315	93
Oil-Dri Corp of America	2,752	93

Total Chemicals		511

Commercial Services — 7.7%
BG Staffing	6,910	99
CECO Environmental	9,650	96
DLH Holdings *	22,500	114
Kelly Services, Cl A	5,480	103
TRC *	15,325	124

Total Commercial Services		536

Computers & Services — 5.1%
AstroNova	6,620	96
Bel Fuse, Cl B	6,256	149
Computer Services	2,840	108

Total Computers & Services		353

Data Processing & Outsourced Services — 4.2%
Mistras Group *	4,650	98

Description	Shares	Value (000)
Data Processing & Outsourced Services — (continued)
RPX *	9,773	$95
Willdan Group *	6,030	97

Total Data Processing & Outsourced Services		290

Drugs — 1.5%
ANI Pharmaceuticals *	1,720	103

Total Drugs		103

Electrical Utilities — 1.3%
Spark Energy, Cl A	3,775	91

Total Electrical Utilities		91

Entertainment — 4.7%
500.com, Cl A *	5,350	91
Golden Entertainment	8,245	94
Intrawest Resorts Holdings *	8,673	143

Total Entertainment		328

Financial Services — 13.7%
Arbor Realty Trust	13,200	97
Ares Commercial Real Estate	8,080	106
Dynex Capital	14,000	96
Hennessy Advisors	3,130	90
International. FCStone *	3,310	119
Manning & Napier, Cl A	13,630	94
Nicholas Financial *	9,500	91
Piper Jaffray *	2,060	116
Regional Management *	6,200	139

Total Financial Services		948

Home Furnishings — 1.6%
Hooker Furniture	4,350	114

Total Home Furnishings		114

Information Technology — 1.6%
Datalink *	11,350	108

Total Information Technology		108

Insurance — 8.8%
Ambac Financial Group *	5,750	106
EMC Insurance Group	3,601	88
Employers Holdings	3,450	108
Hallmark Financial Services *	9,596	99
Heritage Insurance Holdings	7,900	93
Kingstone	10,975	114

Total Insurance		608

Machinery — 1.6%
Global Brass & Copper Holdings	3,820	110

Total Machinery		110

Medical Products & Services — 4.5%
Exactech *	4,620	111
FONAR *	5,330	97
Kewaunee Scientific	4,830	106

Total Medical Products & Services		314

Petroleum & Fuel Products — 4.4%
Approach Resources *	29,455	84

21

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)
Petroleum & Fuel Products — (continued)
Natural Gas Services Group *	4,300	$93
Sanchez Production Partners (A)	9,275	129

Total Petroleum & Fuel Products		306

Petroleum Refining — 1.7%
REX American Resources *	1,500	118

Total Petroleum Refining		118

Renewable Energy — 1.6%
8Point3 Energy Partners, Cl A (A)	7,430	114

Total Renewable Energy		114

Retail — 2.6%
El Pollo Loco Holdings *	8,340	101
Jakks Pacific *	12,030	81

Total Retail		182

Semi-Conductors & Instruments — 1.2%
IEC Electronics *	22,800	82

Total Semi-Conductors & Instruments		82

Telecommunication Services — 2.9%
ARI Network Services *	22,320	111
MeetMe *	17,855	87

Total Telecommunication Services		198

Telephones & Telecommunication — 1.5%
IDT, Cl B	6,000	107

Total Telephones & Telecommunication		107

Total Common Stock (Cost $6,416 (000))		6,824

Cash Equivalent (B) — 1.8%
Federated Government Obligations Fund, Cl I, 0.270%	123,328	123

Total Cash Equivalent (Cost $123 (000))		123

Total Investments — 100.4% (Cost $6,539 (000)) †		$6,947

Percentages are based on net assets of $6,919 (000).

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At October 31, 2016, these securities amounted to $346 (000) or 5.0% of net assets.
(B)	The rate reported is the 7-day effective yield as of October 31, 2016.

Cl — Class

† At October 31, 2016, the tax basis cost of the Fund’s investments was $6,539 (000), and the unrealized appreciation and depreciation were $729 (000) and $(321) (000), respectively.

As of October 31, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-015-0300

22

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 89.9%

Mississippi — 89.9%
Clinton Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	$200	$205
County of Lauderdale Mississippi, GO
Callable 11/01/25 @ 100
3.250%, 11/01/31	250	261
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	103
Jackson, State University Educational Building Project, Ser A-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/34	645	713
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC
Callable 11/01/16 @ 100
4.650%, 11/01/27	440	440
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	110
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	219
Mississippi, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	950	1,030
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	243
5.250%, 01/01/34	1,200	1,587
Mississippi, Development Bank, Hinds Community College District Project, RB, AGC
Pre-Refunded @ 100
5.375%, 10/01/19 (A)	50	56
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 04/01/21 @ 100
5.125%, 04/01/41	400	442
Mississippi, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	575	669
Mississippi, Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100
3.500%, 09/01/34	700	720
Mississippi, Development Bank, Jones County Junior College Project, RB, AGC
Pre-Refunded @ 100
5.000%, 03/01/19 (A)	75	82

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi, Development Bank, Jones County Junior College Project, RB, BAM
Callable 05/01/26 @ 100
3.500%, 05/01/35	$200	$201
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Callable 04/01/21 @ 100
5.500%, 04/01/30	385	444
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	350
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	57
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	400	464
Mississippi, Development Bank, Marshall Country Industrial Development Authority, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	200	208
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	455	483
Mississippi, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	900	916
Mississippi, Development Bank, Tax Increment Financing Project, TA
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	129
Mississippi, Development Bank, Water & Sewer Project, RB, AGC
Pre-Refunded @ 100
5.250%, 07/01/20 (A)	230	264
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	413
Mississippi, State University Educational Building, RB
Callable 08/01/21 @ 100
5.000%, 08/01/41	705	804
Mississippi, State, Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	900	954
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	957
Oxford, School District, School Improvement Project, GO
Callable 04/01/21 @ 100
4.500%, 04/01/31	500	552

23

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Mississippi — (continued)
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	$250	$261
University of Southern Mississippi, Ser A, RB
Callable 03/01/25 @ 100
3.250%, 03/01/33	500	510

Total Mississippi		14,847

Total Municipal Bonds (Cost $13,782 (000))		14,847

Cash Equivalent (B) — 8.5%
Federated Government Obligations Fund, Cl I, 0.270%	1,401,542	1,402

Total Cash Equivalent (Cost $1,402 (000))		1,402

Total Investments — 98.4% (Cost $15,184 (000)) †		$16,249

Percentages are based on net assets of $16,518 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.

(B)	The rate reported is the 7-day effective yield as of October 31, 2016.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

† At October 31, 2016, the tax basis cost of the Fund’s investments was $15,184 (000), and the unrealized appreciation and depreciation were $1,065 (000) and $– (000), respectively.

The following is a list of the level of inputs used as of October 31, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$14,847	$—	$14,847
Cash Equivalent	1,402	—	—	1,402

Total Investments in Securities	$1,402	$14,847	$—	$16,249

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-1200

24

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 61.0%
Advertising Agencies — 0.6%
Omnicom Group (A)	12,700	$1,014

Total Advertising Agencies		1,014

Aerospace & Defense — 1.7%
Engility Holdings *	32,000	919
Huntington Ingalls Industries (A)	5,850	944
Northrop Grumman	4,270	978

Total Aerospace & Defense		2,841

Automotive — 3.0%
American Axle & Manufacturing Holdings *	47,600	853
Cooper-Standard Holding *	9,000	822
Dorman Products *	14,200	912
Gentex	53,000	896
Standard Motor Products	22,400	1,095
Superior Industries International	18,400	451

Total Automotive		5,029

Banks — 3.6%
Brookline Bancorp (A)	75,000	960
Fulton Financial	75,800	1,130
Independent Bank (A)	20,280	1,119
Morgan Stanley	25,000	839
NBT Bancorp	29,200	984
Texas Capital Bancshares *	15,200	901

Total Banks		5,933

Building & Construction — 1.1%
Simpson Manufacturing	23,000	984
TRI Pointe Group *	69,600	754

Total Building & Construction		1,738

Cable/Media — 1.1%
Cable One	1,500	865
Comcast, Cl A (A)	15,600	965

Total Cable/Media		1,830

Chemicals — 1.8%
Balchem (A)	13,300	1,009
Innospec	16,500	994
Stepan	14,300	1,016

Total Chemicals		3,019

Computer Software — 0.6%
Synopsys *(A)	17,850	1,059

Total Computer Software		1,059

Computers & Services — 3.0%
Bel Fuse, Cl B	15,000	358
Broadridge Financial Solutions (A)	17,679	1,143
Cardtronics *	21,500	1,075
Digi International *	30,000	274
F5 Networks *	3,600	498
NETGEAR *	18,500	934

Description	Shares	Value (000)
Computers & Services — (continued)
Western Union	37,400	$751

Total Computers & Services		5,033

Data Processing & Outsourced Services — 0.5%
FTI Consulting *	23,000	896

Total Data Processing & Outsourced Services		896

Diversified Support Services — 1.1%
Cintas (A)	8,400	896
Viad (A)	23,000	955

Total Diversified Support Services		1,851

E-Commerce — 0.6%
PetMed Express	48,000	954

Total E-Commerce		954

Electronic Components & Equipment — 0.6%
Cognex	19,800	1,022

Total Electronic Components & Equipment		1,022

Engineering Services — 0.5%
EMCOR Group (A)	14,000	847

Total Engineering Services		847

Entertainment — 2.2%
Cinemark Holdings	24,000	955
John Wiley & Sons, Cl A	16,000	826
Scholastic	24,000	918
Time Warner	11,300	1,005

Total Entertainment		3,704

Entertainment & Gaming — 1.1%
Activision Blizzard	24,700	1,066
Take-Two Interactive Software *	18,300	812

Total Entertainment & Gaming		1,878

Environmental Services — 0.6%
Waste Management	14,100	926

Total Environmental Services		926

Financial Services — 0.4%
Nasdaq (A)	11,440	732

Total Financial Services		732

Food, Beverage & Tobacco — 2.6%
ConAgra Foods	18,700	901
Dr Pepper Snapple Group (A)	10,220	897
Sanderson Farms (A)	10,900	981
SpartanNash	25,000	700
Tyson Foods, Cl A (A)	12,000	850

Total Food, Beverage & Tobacco		4,329

Health Care Services — 0.5%
Quest Diagnostics	9,900	806

Total Health Care Services		806

25

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Hotels & Lodging — 0.3%
Marcus	18,500	$490

Total Hotels & Lodging		490

Household Products — 1.1%
Energizer Holdings	18,300	851
Stanley Black & Decker (A)	8,400	956

Total Household Products		1,807

Hypermarkets & Super Centers — 0.5%
Wal-Mart Stores	12,400	868

Total Hypermarkets & Super Centers		868

Industrials — 0.6%
Carlisle (A)	8,700	912

Total Industrials		912

Insurance — 3.8%
Allstate (A)	12,700	862
American Financial Group (A)	13,800	1,028
Aspen Insurance Holdings	19,450	939
Assurant (A)	8,100	652
First American Financial	18,700	730
Navigators Group (A)	5,420	505
Selective Insurance Group (A)	19,370	716
WR Berkley (A)	15,500	885

Total Insurance		6,317

Machinery — 1.1%
ESCO Technologies	21,000	935
Illinois Tool Works (A)	8,300	943

Total Machinery		1,878

Managed Health Care — 1.3%
Aetna (A)	9,330	1,002
UnitedHealth Group (A)	8,450	1,194

Total Managed Health Care		2,196

Manufacturing — 0.4%
Post Holdings *	9,400	717

Total Manufacturing		717

Medical Products & Services — 7.7%
Amgen	4,700	663
Baxter International (A)	21,100	1,004
Becton Dickinson and (A)	5,600	940
Cerner *	16,000	937
CR Bard (A)	4,200	910
Express Scripts Holding *	11,300	762
HealthEquity *	13,200	439
Hill-Rom Holdings	13,500	748
Hologic *(A)	20,800	749
Laboratory Corp of America Holdings *	6,700	840
Stryker (A)	10,200	1,177
Teleflex (A)	6,650	952
VCA *(A)	15,290	940
Waters *	6,750	939

Description	Shares	Value (000)
Medical Products & Services — (continued)
Zimmer Biomet Holdings	7,000	$738

Total Medical Products & Services		12,738

Metals & Mining — 0.6%
Newmont Mining (A)	24,800	919

Total Metals & Mining		919

Office Furniture & Fixtures — 0.5%
SYNNEX	8,600	882

Total Office Furniture & Fixtures		882

Paper & Paper Products — 0.6%
Packaging Corp of America	11,100	916

Total Paper & Paper Products		916

Pharmaceuticals — 1.6%
Johnson & Johnson (A)	7,600	882
Merck (A)	15,300	898
Pfizer (A)	24,800	786

Total Pharmaceuticals		2,566

Real Estate Investment Trust — 2.9%
American Campus Communities	17,700	922
Cousins Properties	72,861	566
Parkway *	9,108	164
Post Properties (A)	16,690	1,098
RE/MAX Holdings, Cl A	20,600	895
Urstadt Biddle Properties, Cl A	14,500	312
Ventas	12,700	861

Total Real Estate Investment Trust		4,818

Retail — 4.0%
American Eagle Outfitters	59,500	1,014
Big Lots (A)	16,000	694
Chico’s FAS	64,800	756
Childrens Place	9,600	729
Darden Restaurants (A)	15,290	991
Finish Line, Cl A	33,100	652
MarineMax *	43,000	858
UniFirst	7,050	863

Total Retail		6,557

Semi-Conductors & Instruments — 5.1%
Advanced Energy Industries *	17,800	849
Cirrus Logic *(A)	23,800	1,285
Intel (A)	26,900	938
Kulicke & Soffa Industries *	68,500	907
Mercury Systems *	32,100	892
Plexus *(A)	20,000	916
Power Integrations	17,000	1,095
Rudolph Technologies *	60,500	1,095
Tessera Technologies	12,000	445

Total Semi-Conductors & Instruments		8,422

Telephones & Telecommunication — 0.9%
AT&T	22,200	817
Verizon Communications	15,200	731

Total Telephones & Telecommunication		1,548

26

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Web Portals/ISP — 0.5%
Alphabet, Cl A *	1,120	$907

Total Web Portals/ISP		907

Total Common Stock (Cost $91,997 (000))		100,899

Cash Equivalent (B) — 45.4%
Federated Government Obligations
Fund, Cl I, 0.270%	75,117,224	75,117

Total Cash Equivalent (Cost $75,117 (000))		75,117

Total Investments — 106.4% (Cost $167,114 (000)) †		$176,016

Percentages are based on net assets of $165,466 (000).
Description	Shares	Value (000)

Common Stock — (5.9)%
Aerospace & Defense — (0.1)%
Hexcel	(4,010)	$(182)

Total Aerospace & Defense		(182)

Airlines — (0.5)%
Alaska Air Group	(2,340)	(169)
Allegiant Travel, Cl A	(1,110)	(153)
Delta Air Lines	(4,230)	(176)
JetBlue Airways*	(9,500)	(166)
Spirit Airlines*	(3,875)	(186)

Total Airlines		(850)

Automotive — (0.5)%
Asbury Automotive Group*	(3,060)	(156)
Gentherm*	(5,610)	(158)
Monro Muffler Brake	(2,790)	(153)
Motorcar Parts of America*	(6,390)	(168)
Strattec Security	(4,690)	(166)

Total Automotive		(801)

Banks — (0.2)%
Customers Bancorp*	(6,880)	(186)
Voya Financial	(5,600)	(171)

Total Banks		(357)

Computer Software — (0.2)%
Bottomline Technologies de*	(7,590)	(172)
salesforce.com*	(2,280)	(171)

Total Computer Software		(343)

Computers & Services — (0.1)%
Synaptics*	(2,550)	(133)

Total Computers & Services		(133)

Consumer Products — (0.1)%
Nike, Cl B	(3,280)	(165)

Total Consumer Products		(165)

Engineering Services — (0.1)%
Primoris Services	(8,570)	(172)

Total Engineering Services		(172)

Entertainment — (0.2)%
Six Flags Entertainment	(3,340)	(186)
Speedway Motorsports	(9,720)	(183)

Total Entertainment		(369)

Financial Services — (0.1)%
Morningstar	(2,230)	(158)

Total Financial Services		(158)

Description	Shares	Value (000)
Home Furnishings — (0.1)%
Bassett Furniture Industries	(6,990)	$(160)

Total Home Furnishings		(160)

Hotels & Lodging — (0.2)%
Choice Hotels International	(3,810)	(185)
Norwegian Cruise Line Holdings*	(4,540)	(176)

Total Hotels & Lodging		(361)

Human Resource & Employment Services — (0.1)%
Korn	(8,150)	(166)

Total Human Resource & Employment Services		(166)

Information Technology — (0.4)%
EPAM Systems*	(2,620)	(169)
Luxoft Holding, Cl A*	(3,250)	(172)
Tableau Software, Cl A*	(3,540)	(170)
Virtusa*	(7,740)	(147)

Total Information Technology		(658)

Insurance — (0.2)%
CNO Financial Group	(10,810)	(163)
HCI Group	(5,890)	(160)

Total Insurance		(323)

Leasing & Renting — (0.1)%
Kirkland’s*	(14,150)	(173)

Total Leasing & Renting		(173)

Machinery — (0.2)%
Graco	(2,370)	(178)
Proto Labs*	(3,090)	(138)

Total Machinery		(316)

Materials — (0.2)%
Summit Materials, Cl A*	(8,900)	(167)
US Concrete*	(3,400)	(169)

Total Materials		(336)

Medical Products & Services — (0.5)%
Acadia Healthcare*	(3,940)	(142)
Air Methods*	(5,640)	(149)
Alexion Pharmaceuticals*	(1,430)	(186)
AMN Healthcare Services*	(4,900)	(161)
Ligand Pharmaceuticals*	(1,810)	(173)

Total Medical Products & Services		(811)

Petroleum & Fuel Products — (0.3)%
Core Laboratories	(1,530)	(148)
Diamond Offshore Drilling*	(9,880)	(163)
Oceaneering International	(6,360)	(152)

Total Petroleum & Fuel Products		(463)

Real Estate Investment Trust — (0.2)%
HFF, Cl A*	(6,760)	(180)
Jones Lang LaSalle	(1,680)	(163)

Total Real Estate Investment Trust		(343)

Retail — (1.1)%
BJ’s Restaurants*	(4,850)	(175)
Chipotle Mexican Grill, Cl A*	(420)	(152)
Chuy’s Holdings*	(6,370)	(181)
Fastenal	(4,430)	(173)
Hanesbrands	(6,955)	(179)
HSN	(4,110)	(155)
Kate Spade*	(9,630)	(161)
Red Robin Gourmet Burgers*	(3,640)	(167)
Skechers U.S.A., Cl A*	(7,430)	(156)
Starbucks	(3,190)	(169)
Tractor Supply	(2,520)	(158)

Total Retail		(1,826)

27

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Semi-Conductors & Instruments — (0.1)%
First Solar*	(4,290)	$(174)

Total Semi-Conductors & Instruments		(174)

Telecommunication Services — (0.1)% comScore*	(5,740)	(165)

Total Telecommunication Services		(165)

Total Common Stock (Proceeds $(10,636))		(9,805)

Total Securities sold short — (5.9)% (Proceeds $(10,636)) @		$(9,805)

Percentages are based on Net Assets of $165,466.

*	Non-income producing security.

(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of October 31, 2016.

Cl — Class

† At October 31, 2016, the tax basis cost of the Fund’s investments, excluding securities sold short, was $167,114 (000), and the unrealized appreciation and depreciation were $11,535 (000) and $(2,633) (000), respectively.

@ At October 31, 2016, the tax basis proceeds of the Fund’s securities sold short was $(10,636) (000), and the unrealized appreciation and depreciation were $1,012 (000) and $(181) (000), respectively.

As of October 31, 2016 all of the Fund’s investments and securities sold short were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-1700

28

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 99.3%
Aerospace & Defense — 1.7%
Huntington Ingalls Industries	1,380	$223

Total Aerospace & Defense		223

Automotive — 5.9%
Cooper Tire & Rubber	5,110	188
Drew Industries	2,100	188
Gentex	10,590	179
Superior Industries International	8,660	212

Total Automotive		767

Banks — 3.1%
Popular	5,460	199
WSFS Financial	5,710	200

Total Banks		399

Building & Construction — 7.9%
Gibraltar Industries *	5,580	217
Granite Construction	4,010	197
Owens Corning	3,890	190
Patrick Industries *	4,120	236
Universal Forest Products	2,070	178

Total Building & Construction		1,018

Chemicals — 1.8%
Trinseo	4,490	236

Total Chemicals		236

Computers & Services — 5.1%
Global Payments	2,820	204
InterDigital	3,250	230
Lumentum Holdings *	6,760	227

Total Computers & Services		661

Consumer Services — 1.6%
Planet Fitness, Cl A *	10,010	212

Total Consumer Services		212

Containers & Packaging — 1.7%
Berry Plastics Group *	5,040	220

Total Containers & Packaging		220

Drugs — 1.4%
ANI Pharmaceuticals *	3,040	181

Total Drugs		181

E-Commerce — 1.6%
Stamps.com *	2,150	210

Total E-Commerce		210

Electrical Utilities — 1.5%
Avista	4,680	194

Total Electrical Utilities		194

Description	Shares	Value (000)
Entertainment — 2.0%
International Game Technology	9,000	$259

Total Entertainment		259

Financial Services — 4.5%
Invesco Mortgage Capital	13,250	198
KCG Holdings, Cl A *	14,260	182
World Acceptance *	4,260	202

Total Financial Services		582

Food, Beverage & Tobacco — 2.9%
Cal-Maine Foods	4,640	179
Sanderson Farms	2,120	191

Total Food, Beverage & Tobacco		370

Gas & Natural Gas — 1.5%
Tallgrass Energy Partners (A)	4,380	198

Total Gas & Natural Gas		198

Insurance — 10.1%
Amerisafe	4,210	234
First American Financial	5,010	196
James River Group Holdings	6,380	240
Maiden Holdings	12,980	177
Reinsurance Group of America, Cl A	2,290	247
RenaissanceRe Holdings	1,730	215

Total Insurance		1,309

Machinery — 3.6%
Global Brass & Copper Holdings	8,570	246
Kadant	4,190	216

Total Machinery		462

Medical Products & Services — 4.2%
Five Prime Therapeutics *	3,950	192
United Therapeutics *	1,360	163
VCA *	2,990	184

Total Medical Products & Services		539

Metals & Mining — 2.8%
Coeur Mining *	13,370	150
Stillwater Mining *	16,160	215

Total Metals & Mining		365

Petroleum & Fuel Products — 7.9%
Callon Petroleum *	16,760	218
Parsley Energy, Cl A *	6,360	209
Patterson-UTI Energy	9,100	205
QEP Resources	9,980	160
RPC	13,780	238

Total Petroleum & Fuel Products		1,030

Printing & Publishing — 1.5%
Deluxe	3,250	199

Total Printing & Publishing		199

Real Estate Investment Trust — 7.5%
DCT Industrial Trust	4,260	199
Highwoods Properties	3,720	185

29

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)
Real Estate Investment Trust — (continued)
PS Business Parks	1,820	$200
Sabra Health Care	8,190	191
Summit Hotel Properties	15,430	200

Total Real Estate Investment Trust		975

Retail — 4.7%
Children’s Place	2,960	225
Finish Line, Cl A	8,780	173
UniFirst	1,760	215

Total Retail		613

Semi-Conductors & Instruments — 7.5%
Cirrus Logic *	4,940	267
Photronics *	18,980	184
Rudolph Technologies *	15,370	278
Tessera Technologies	6,500	241

Total Semi-Conductors & Instruments		970

Telephones & Telecommunication — 1.9%
IDT, Cl B	14,100	252

Total Telephones & Telecommunication		252

Transportation Services — 2.0%
Douglas Dynamics	8,130	261

Total Transportation Services		261

Water Utilities — 1.4%
California Water Service Group	5,710	177

Total Water Utilities		177

Total Common Stock (Cost $11,490 (000))		12,882

Cash Equivalent (B) — 0.8%
Federated Government Obligations
Fund, Cl I, 0.270%	109,355	109

Total Cash Equivalent (Cost $109 (000))		109

Total Investments — 100.2% (Cost $11,599 (000)) †		$12,991

Percentages are based on net assets of $12,967 (000).

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At October 31, 2016, these securities amounted to $198 (000) or 1.5% of net assets.

(B)	The rate reported is the 7-day effective yield as of October 31, 2016.

Cl — Class

† At October 31, 2016, the tax basis cost of the Fund’s investments was $11,599 (000), and the unrealized appreciation and depreciation were $1,782 (000) and $(390) (000), respectively.

As of October 31, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-012-0600

30

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)

Common Stock — 87.6%
Advertising Agencies — 1.0%
Interpublic Group	66,000	$1,478

Total Advertising Agencies		1,478

Aerospace & Defense — 4.3%
L-3 Communications Holdings, Cl 3	10,000	1,369
Northrop Grumman	8,000	1,832
Orbital ATK	20,000	1,487
Raytheon	11,000	1,503

Total Aerospace & Defense		6,191

Automotive — 3.3%
BorgWarner	42,000	1,505
General Motors	50,000	1,580
Thor Industries	21,000	1,666

Total Automotive		4,751

Banks — 13.0%
Bank of New York Mellon	40,000	1,731
BB&T	45,000	1,764
Fifth Third Bancorp	80,000	1,741
Fulton Financial	110,000	1,639
JPMorgan Chase	26,000	1,801
Morgan Stanley	50,000	1,678
PNC Financial Services Group	20,000	1,912
State Street	19,000	1,334
SunTrust Banks	50,000	2,261
Synovus Financial	45,000	1,488
US Bancorp	31,000	1,388

Total Banks		18,737

Chemicals — 2.1%
Dow Chemical	29,000	1,561
Eastman Chemical	20,000	1,438

Total Chemicals		2,999

Commercial Services — 1.1%
ManpowerGroup	21,000	1,613

Total Commercial Services		1,613

Computer & Electronics Retail — 1.3%
Best Buy	47,000	1,829

Total Computer & Electronics Retail		1,829

Computer Software — 1.2%
Mentor Graphics	59,000	1,705

Total Computer Software		1,705

Computers & Services — 4.5%
Cisco Systems	53,000	1,626
Convergys	49,000	1,431
Corning	85,000	1,930
Western Digital	25,000	1,461

Total Computers & Services		6,448

Description	Shares	Value (000)
Containers & Packaging — 1.0%
Greif, Cl A	32,000	$1,499

Total Containers & Packaging		1,499

Electrical Utilities — 2.0%
Exelon	40,000	1,363
FirstEnergy	45,000	1,543

Total Electrical Utilities		2,906

Electronic Components & Equipment — 1.0%
Arrow Electronics *	23,000	1,406

Total Electronic Components & Equipment		1,406

Engineering Services — 1.0%
Quanta Services *	51,000	1,466

Total Engineering Services		1,466

Entertainment — 1.1%
Time Warner	17,000	1,513

Total Entertainment		1,513

Financial Services — 3.2%
Discover Financial Services	27,000	1,521
Invesco	47,000	1,320
Nasdaq	27,000	1,727

Total Financial Services		4,568

Food, Beverage & Tobacco — 1.0%
Tyson Foods, Cl A	21,000	1,488

Total Food, Beverage & Tobacco		1,488

Homebuilding — 1.0%
PulteGroup	75,000	1,395

Total Homebuilding		1,395

Hypermarkets & Super Centers — 1.0%
Wal-Mart Stores	21,000	1,470

Total Hypermarkets & Super Centers		1,470

Industrials — 1.2%
Carlisle	16,000	1,678

Total Industrials		1,678

Insurance — 10.5%
Allstate	21,000	1,426
American Financial Group	20,000	1,490
Cincinnati Financial	20,000	1,416
Lincoln National	30,000	1,473
Reinsurance Group of America, Cl A	20,000	2,157
Torchmark	27,000	1,712
Travelers	17,000	1,839
Unum Group	50,000	1,770
WR Berkley	31,000	1,770

Total Insurance		15,053

Machinery — 2.3%
Crane	26,000	1,768

31

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)
Machinery — (continued)
ITT	43,000	$1,515

Total Machinery		3,283

Managed Health Care — 0.9%
Aetna	12,000	1,288

Total Managed Health Care		1,288

Manufacturing — 1.0%
Eaton	23,000	1,467

Total Manufacturing		1,467

Medical Products & Services — 0.9%
Laboratory Corp of America Holdings *	10,000	1,253

Total Medical Products & Services		1,253

Metals & Mining — 2.0%
Reliance Steel & Aluminum	20,000	1,375
Steel Dynamics	56,000	1,538

Total Metals & Mining		2,913

Motorcycle Manufacturers — 1.1%
Harley-Davidson	28,000	1,596

Total Motorcycle Manufacturers		1,596

Petroleum & Fuel Products — 3.6%
Baker Hughes	29,000	1,607
Nabors Industries	120,000	1,428
QEP Resources	85,000	1,366
Transocean	77,000	740

Total Petroleum & Fuel Products		5,141

Petroleum Refining — 3.8%
Marathon Petroleum	28,000	1,220
Phillips 66	18,000	1,461
Tesoro	16,000	1,359
Valero Energy	23,000	1,363

Total Petroleum Refining		5,403

Pharmaceuticals — 1.0%
Johnson & Johnson	12,000	1,392

Total Pharmaceuticals		1,392

Printing & Publishing — 1.0%
Xerox	150,000	1,466

Total Printing & Publishing		1,466

Real Estate Investment Trust — 1.8%
Medical Properties Trust	99,000	1,380
SL Green Realty	13,000	1,277

Total Real Estate Investment Trust		2,657

Retail — 4.4%
American Eagle Outfitters	91,000	1,551
Foot Locker	25,000	1,669
PVH	16,000	1,712

Description	Shares	Value (000)
Retail — (continued)
Urban Outfitters *	41,000	$1,371

Total Retail		6,303

Semi-Conductors & Instruments — 4.2%
Intel	46,000	1,604
Jabil Circuit	70,000	1,494
QUALCOMM	22,000	1,512
TE Connectivity	23,000	1,446

Total Semi-Conductors & Instruments		6,056

Telephones & Telecommunication — 2.8%
AT&T	34,000	1,251
Harris	16,000	1,427
Verizon Communications	28,000	1,347

Total Telephones & Telecommunication		4,025

Transportation Services — 1.2%
Oshkosh	31,000	1,658

Total Transportation Services		1,658

Total Common Stock (Cost $108,246 (000))		126,094

Registered Investment Companies — 10.8%
Exchange Traded Funds — 10.8%
Consumer Discretionary Select Sector SPDR Fund	64,000	4,998
Energy Select Sector SPDR Fund	12,000	824
Financial Select Sector SPDR Fund	206,000	4,066
Health Care Select Sector SPDR Fund	43,000	2,897
Industrial Select Sector SPDR Fund	49,000	2,803

Total Exchange Traded Funds		15,588

Total Registered Investment Companies (Cost $15,747 (000))		15,588

Cash Equivalent (A) — 1.6%
Federated Government Obligations Fund, Cl I, 0.270%	2,267,745	2,268

Total Cash Equivalent (Cost $2,268 (000))		2,268

Total Investments — 100.0% (Cost $126,261 (000)) †		$143,950

Percentages are based on net assets of $143,910 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2016.

Cl — Class

SPDR — Standard & Poor’s Depository Receipts

† At October 31. 2016, the tax basis cost of the Fund’s investments was $126,261 (000), and the unrealized appreciation and depreciation were $18,673 (000) and $(984) (000), respectively.

As of October 31, 2016, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

32

Schedule of Investments	October 31, 2016 (unaudited)

HANCOCK HORIZON VALUE FUND

During the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-001-1700

33

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 22, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 22, 2016